Condensed Consolidated Balance Sheets (Unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	39,969,465	39,969,465
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	2,879,162	513,445
Common stock, shares outstanding (in shares)	2,879,162	513,445
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	30,000	30,000
Preferred stock, shares outstanding (in shares)	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	535	535
Preferred stock, shares issued (in shares)	535	535
Preferred stock, shares outstanding (in shares)	535	535
Series G Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0